Dividends (Tables)	12 Months Ended
Mar. 31, 2024
Dividend [Abstract]
Schedule of dividends to shareholders	Interim dividends are recognised when they become payable to the Company’s shareholders. Final dividends are recognised when they are approved by shareholders.

	2024			2023			2022
	Pence per share	Cash dividend £m	Scrip dividend £m	Pence per share	Cash dividend £m	Scrip dividend £m	Pence per share	Cash dividend £m	Scrip dividend £m
Interim dividend in respect of the current year	19.40	393	320	17.84	488	163	17.21	339	282
Final dividend in respect of the prior year	37.60	1,325	56	33.76	1,119	114	32.16	583	562
	57.00	1,718	376	51.60	1,607	277	49.37	922	844